Environmental Liabilities - Schedule of Movements in Environmental Liabilities (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	$ 133,000,000	$ 141,000,000
Interest accretion	1,000,000	3,000,000
Expenditures	(30,000,000)	(23,000,000)
Revaluation adjustment	18,000,000	12,000,000
Environmental liabilities - ending	122,000,000	133,000,000
Less: current portion	(34,000,000)	(33,000,000)
Environmental liabilities non current portion	88,000,000	100,000,000
PCB [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	76,000,000	90,000,000
Interest accretion	1,000,000	3,000,000
Expenditures	(24,000,000)	(17,000,000)
Revaluation adjustment	15,000,000	0
Environmental liabilities - ending	68,000,000	76,000,000
Less: current portion	(27,000,000)	(25,000,000)
Environmental liabilities non current portion	41,000,000	51,000,000
Land Assessment and Remediation [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	57,000,000	51,000,000
Interest accretion	0	0
Expenditures	(6,000,000)	(6,000,000)
Revaluation adjustment	3,000,000	12,000,000
Environmental liabilities - ending	54,000,000	57,000,000
Less: current portion	(7,000,000)	(8,000,000)
Environmental liabilities non current portion	$ 47,000,000	$ 49,000,000